Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash and bank deposits	$ 1,773	$ 1,220
Deposits with financial institutions		261
Cash and cash equivalents	$ 1,773	$ 1,481	$ 2,305	$ 3,380